Prepayment, Receivables and Other Current Assets (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayment, Receivables and Other Current Assets [Line Items]
Contract period, description	Prepaid marketing fees are amortized during the contract periods which are within 1 year.
Receivable amount	$ 847,135	¥ 6,000,000	$ 830,358
Fuzhou Fumao [Member]
Prepayment, Receivables and Other Current Assets [Line Items]
Ownership percentage			20.00%